Common stock (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	May 12, 2022	Dec. 31, 2021
Common stock (Details) [Line Items]
Common stock, shares authorized	300,000,000	20,746,276
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Converted shares	4,274,125
Common stock basis	83,830.894
Common stock, shares issued	9,025,160		1
Common Stock, voting rights	The holders of common stock are entitled to receive dividends as declared from time to time and are entitled to one vote per share at meetings of the Company.
Common stock, description		The authorized capital stock of the Company consists of five hundred thousand (500,000.000) shares, which consist of (i) one hundred ninety-two thousand seven hundred one (192,701.000) shares of common stock, $0.0001 par value, and (ii) an aggregate of three hundred seven thousand two hundred ninety-nine (307,299.000) shares of five series of preferred stock, $0.0001 par value, consisting of ninety-five thousand four hundred and eighteen (95,418.000) shares of Series A preferred stock, $0.0001 par value; forty-nine thousand six hundred thirty-five (49,635.000) shares of Series B preferred stock, $0.0001 par value; four thousand nine hundred ten (4,910.000) shares of Series C preferred stock, $0.0001 par value; ninety-one thousand one hundred ninety-five (91,195.000) shares of Series D preferred stock, $0.0001 par value; and sixty-six thousand one hundred forty-one (66,141.000) shares of Series U preferred stock, $0.0001 par value.
Common stock shares issued	46,383,143	8,296,074
Common stock shares outstanding	46,383,143	8,296,074
Common Stock [Member]
Common stock (Details) [Line Items]
Common stock, shares authorized		192,701		192,701
Common stock par value (in Dollars per share)		$ 0.0001		$ 0.0001
Common stock, shares issued	46,383,143	8,296,074
Common stock, shares outstanding	46,383,143	8,296,074
Common stock shares issued		77,057.894		71,963.894
Common stock shares outstanding		77,057.894		71,963.894